Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Old Mutual Funds II
Prospectus Date	rr_ProspectusDate	Jul. 26, 2011
Old Mutual Barrow Hanley Core Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price )	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged )	rr_RedemptionFeeOverRedemption	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	rr_MaximumAccountFee	12.00
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.22%
Total Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.82%
Expense (Reduction)/Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Operating Expenses After Expense (Reduction)/Recoupment	rr_NetExpensesOverAssets	0.70%	[1]
1 Year	rr_ExpenseExampleYear01	72
3 Years	rr_ExpenseExampleYear03	250
5 Years	rr_ExpenseExampleYear05	444
10 Years	rr_ExpenseExampleYear10	1,003
Annual Return 2008	rr_AnnualReturn2008	5.26%
Annual Return 2009	rr_AnnualReturn2009	11.20%
Annual Return 2010	rr_AnnualReturn2010	7.04%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.24%)
Inception (or "as of") Date	rr_AverageAnnualReturnInceptionDate	Nov. 19, 2007
Past 1 Year	rr_AverageAnnualReturnYear01	7.04%
Past 5 Years	rr_AverageAnnualReturnYear05
Life of Fund	rr_AverageAnnualReturnSinceInception	7.87%
Old Mutual Barrow Hanley Core Bond Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	5.08%
Past 5 Years	rr_AverageAnnualReturnYear05
Life of Fund	rr_AverageAnnualReturnSinceInception	5.70%
Old Mutual Barrow Hanley Core Bond Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	4.76%
Past 5 Years	rr_AverageAnnualReturnYear05
Life of Fund	rr_AverageAnnualReturnSinceInception	5.49%
Old Mutual Barrow Hanley Core Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading
Old Mutual Barrow Hanley Core Bond Fund

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. FEES AND EXPENSES TABLE
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 90.91% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	90.91%
Expense Example [Heading]	rr_ExpenseExampleHeading
EXPENSE EXAMPLE

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your Cost
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its investment objective, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds, which are fixed income securities, of varying maturities.  Fixed income securities may include U.S. government securities, including Treasury and agency securities, corporate obligations, inflation-indexed securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities.  The Fund's investments in U.S. government securities include securities issued by or guaranteed by the U.S. government or its agencies or federally-chartered corporate entities referred to as "instrumentalities."  The Fund may invest up to 25% of its total assets in U.S. dollar denominated foreign debt obligations.  The Fund also may invest up to 20% of its total assets in non-investment grade securities or, if unrated, securities determined by Barrow, Hanley, Mewhinney, & Strauss, LLC ("Barrow Hanley" or the "Sub-Adviser") to be of comparable quality.

The Fund has no limitations on the range of maturities of the fixed income securities in which it can invest and, therefore, may hold bonds with short-, medium-, or long-term maturities.  Barrow Hanley will generally maintain an average portfolio duration that ranges from 80% to 120% of the average duration of the Barclays Capital U.S. Aggregate Bond Index.  Barrow Hanley will attempt to maintain an overall weighted average portfolio credit quality at a rating of "AA" (or equivalent) or higher from any nationally recognized statistical rating organization ("NRSRO").

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Like all investments in securities, you risk losing money by investing in the Fund.  The main risks of investing in this Fund are:

Credit Risk.  The value of the debt securities held by the Fund fluctuates with the credit quality of the issuers of those securities.  Credit risk relates to the ability of the issuer to make payments of principal and interest when due, including default risk.  U.S. Government Securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises.  U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. Government Securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States. Other types of U.S. Government Securities are supported by the full faith and credit of the United States (but not issued by the U.S. Treasury). These securities have the lowest credit risk. Still other types of U.S. Government Securities are: (1) supported by the ability of the issuer to borrow from the U.S. Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; or (3) supported by the United States in some other way. These securities may be subject to greater credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Interest Rate Risk.  When interest rates change, the value of the Fund's holdings will be affected.  An increase in interest rates tends to reduce the market value of debt securities, while a decline in interest rates tends to increase their values.  Securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations.

Prepayment Risk.  This risk relates primarily to mortgage-backed securities.  During a period of declining interest rates, homeowners may refinance their high-rate mortgages and prepay the principal.  Cash from these prepayments flows through to prepay the mortgage-backed securities, necessitating reinvestment in bonds with lower interest rates, which may lower the return of the Fund.

High Yield Risk.  The Fund may invest in high yield securities (commonly known as "junk bonds") which may be subject to greater levels of interest rate, credit and liquidity risk than investment grade securities.  These securities may be considered speculative with respect to the issuer's continuing ability to make principal and interest payments.  An economic downturn or period of rising interest rates could adversely affect the market for high yield bonds and reduce the Fund's ability to sell these securities (liquidity risk).  High yield issuers may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds.  In the event of an issuer's bankruptcy, claims of other creditors may have priority over the claims of high yield bond holders, leaving few or no assets available to repay high yield bond holders.  If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its investment in the issue.  Prices of high yield bonds are subject to extreme price fluctuations.  Adverse changes to the issuer's industry and general economic conditions may have a greater impact on the prices of high yield bonds than on those of other higher rated fixed-income securities.  The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

Changes in Debt Ratings.  If a rating agency gives a debt security a lower rating, the value of the security may decline because investors may demand a higher rate of return.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund's performance year to year and by showing how the Fund's average annual returns for the 1, 5, and 10-year or since inception periods compare to those of an unmanaged securities index.  The performance table compares the average annual total return information for the Fund's Institutional Class shares to the Barclays Capital U.S. Aggregate Bond Index (the "Index"), a widely recognized, unmanaged index that measures U.S. dollar-denominated, investment grade, fixed-rate, taxable bond market of securities registered with the Securities and Exchange Commission.  The Index includes bonds from the U.S. Treasury, government-related, corporate, mortgage-backed, asset-backed, and commercial mortgage-backed sectors.  All performance figures reflect the reinvestment of dividends and capital gains distributions.  The Fund's past performance, both before and after taxes, does not guarantee how it will perform in the future. Updated performance information is available at oldmutualfunds.com or by calling 888-772-2888.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund's performance year to year and by showing how the Fund's average annual returns for the 1, 5, and 10-year or since inception periods compare to those of an unmanaged securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-772-2888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	oldmutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, both before and after taxes, does not guarantee how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns through December 31, 2010 – Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's Institutional Class shares year-to-date return as of June 30, 2011 was 2.64%.
Best Quarter:	9/30/09	4.97%
Worst Quarter:	6/30/08	(1.24%)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Old Mutual Barrow Hanley Core Bond Fund | Barclays Capital U.S. Aggregate Bond Index (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Inception (or "as of") Date	rr_AverageAnnualReturnInceptionDate	Nov. 19, 2007
Past 1 Year	rr_AverageAnnualReturnYear01	6.54%
Past 5 Years	rr_AverageAnnualReturnYear05
Life of Fund	rr_AverageAnnualReturnSinceInception	5.84%

[1]	These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital's contractual agreement, which extends through December 31, 2012, to reimburse expenses incurred by the Institutional Class of the Fund to the extent necessary to limit class expenses and Fund level expenses so that annual fund operating expenses do not exceed 0.70% for Institutional Class shares of the Fund. The expense limitation agreement cannot be terminated before December 31, 2012, and may be amended or continued beyond December 31, 2012 by written agreement of the parties.